Particulars of the subsidiaries	12 Months Ended
Dec. 31, 2024
Particulars of the subsidiaries
Particulars of the subsidiaries

34Particulars of the subsidiaries

The following is a list of the principal subsidiaries at 31 December 2023 and 2024:

	Place of
	incorporation/	Registered capital/		Interest held
Name	establishment	issued share capital	Principal activities	2023	2024
Directly hold:
Dragon Jade Holdings Limited	British Virgin Islands (The “BVI”)	Registered capital of 1 share without par value	Investment holding and provision of management services	100%	100%
(龍翠控股有限公司)
Indirectly hold:
Peng Oi Investment (Hong Kong) Holdings Limited	Hong Kong	10,000 ordinary shares	Investment holding and provision of management services	100%	100%
(鵬愛投資(香港)集團有限公司)
Peng Yida Business Consulting (Shenzhen) Co., Ltd.	The PRC	Registered capital of Hong Kong dollar 500,000,000	Investment holding and provision of management services	100%	100%
(鵬意達商務諮詢(深圳)有限公司)
Shenzhen Pengai Hospital Investment Management Co., Ltd.	The PRC	Registered capital of RMB500,000,000	Investment holding and provision of management services	100%	100%
(深圳鵬愛醫院投資管理有限公司)
Shenzhen Pengcheng Hospital Co., Ltd.	The PRC	Registered capital of RMB85,000,000	Provision of aesthetic medical services and general healthcare services	100%	100%
(深圳鵬程醫院有限公司)
Shenzhen Pengai Aesthetic Medical Hospital Co., Ltd.	The PRC	Registered capital of RMB130,000,000	Provision of aesthetic medical services	100%	100%
(深圳鵬愛醫療美容醫院有限公司)
Haikou Pengai Aesthetic Medical Hospital Co., Ltd.	The PRC	Registered capital of RMB3,000,000	Provision of aesthetic medical services	87%	87%
(海口鵬愛醫療美容醫院有限公司)
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd.	The PRC	Registered capital of RMB6,000,000	Provision of aesthetic medical services	67.5%	67.5%
(惠州鵬愛醫療美容醫院有限公司)
Shanghai Pengai Medical Technology Co., Ltd.	The PRC	Registered capital of RMB500,000	Provision of medical aesthetic technical consulting and management services	100%	—%
(上海鵬愛醫療科技有限公司)

Shengli Aesthetic Technology Investment,Hong Kong Company Limited	Hong Kong	10,000 ordinary shares	Investment holding and provision of management services	100%	—%

Aih Investment Management Corp.	U.S.A	Registered capital of 1,000,000 shares with a par of USD 0.01 per share	Investment holding and provision of management services	100%	100%

34Particulars of the subsidiaries (Continued)

	Place of
	incorporation/	Registered capital/		Interest held
Name	establishment	issued share capital	Principal activities	2023	2024
Indirectly hold (Continued):
Shenzhen Pengai Culture Broadcast Co., Ltd. (深圳鵬愛文化傳播有限公司)	The PRC	Registered capital of RMB1,000,000	Provision of cultural, artistic activities, corporate image, exhibition planning and advertising service	100%	100%

Shanghai Pengai Aesthetic Medical Outpatient Department Co., Ltd. (上海鵬愛醫療美容門診部有限公司)	The PRC	Registered capital of RMB3,000,000	Provision of aesthetic medical services	80%	80%

Newa Medical Aesthetics Limited	Hong Kong	1,000,000 ordinary shares	Provision of aesthetic medical services	100%	100%

Guangzhou Pengai Aesthetic Medical Hospital Co., Ltd. (廣州鵬愛醫療美容醫院有限公司)	The PRC	Registered capital of RMB18,800,000	Provision of aesthetic medical services	96%	96%

Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd. (深圳鵬愛秀琪醫療美容醫院有限公司)	The PRC	Registered capital of RMB12,000,000	Provision of aesthetic medical services	94%	94%

Shanghai Pengai Jiahong (formerly known as Shanghai Mingyue Yueji) Aesthetic Medical Outpatient Department Co., Ltd. (上海鵬愛嘉泓医疗美容门诊部有限公司)	The PRC	Registered capital of RMB5,000,000	Provision of aesthetic medical services	64%	64%

Guangzhou Pengai Xiuqi Aesthetic Medical Outpatient Department Co., Ltd. (廣州鵬愛秀琪醫療美容門診部有限公司)	The PRC	Registered capital of RMB1,000,000	Provision of aesthetic medical services	73%	73%

Beijing Aomei Yixin Investment Consultant Co., Ltd. (北京澳美醫信投資顧問有限公司)	The PRC	Registered capital of RMB500,000	Investment holding and provision of management services	95%	95%

Beijing Aomei Yixin Investment Consultant Co., Ltd. Pengai (formerly known as Beijing Haiyue Xingguang) Aesthetic Medical Clinic (北京澳美醫信投資顧問有限公司鵬愛醫療美容診所)	The PRC	—	Provision of aesthetic medical services	95%	95%

Yantai Pengai Cosmetic Surgery Hospital Co., Ltd. (煙台鵬愛美容整形醫院有限公司)	The PRC	Registered capital of RMB10,000,000	Provision of aesthetic medical services	95%	95%

Shenzhen Ruimei Enterprise Management Co., Ltd. (深圳市睿美企業管理有限公司)	The PRC	Registered capital of RMB100,000	Investment holding and provision of management services	100%	100%